SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Assets	Estimated useful lives
Buildings and leasehold improvements	5 to 40	years
Furniture and equipment	3 to 7	years
Telecommunication networks	3 to 20	years

Schedule of useful lives of intangible assets

Intangible assets with finite useful lives are amortized over their useful lives using the straight-line method over the following periods:

Assets	Estimated useful lives
Software	3 to 7	years
Customer relationships and other	5 to 8	years